UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2015

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–10.70%	2.96%	4.40%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.83% for Class A shares as of the prospectus dated June 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

We continue to find
attractively valued
companies that are
likely to benefit
from pockets of
growth in the
global economy.

Fellow investors:

International markets declined during the six months ended September 30, 2015, amid increasing signs of an economic slowdown in China and the worsening debt crisis in Greece. Market volatility was exacerbated by geopolitical conflicts in the Middle East and lower commodity prices, which sent shares of energy and materials companies sharply lower as demand weakened. Defensive sectors, including consumer staples and utilities, generally held up better than cyclical stocks.

Against this backdrop, EuroPacific Growth Fund’s return was –8.96% for the period, compared with –11.71% for the unmanaged MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and

Results at a glance

For periods ended September 30, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/16/84)

EuroPacific Growth Fund (Class A shares)	–8.96%	–5.24%	4.19%	5.02%	10.77%
MSCI ACWI ex USA[1,2]	–11.71	–12.16	1.82	3.03	—
MSCI EAFE Index[1,3]	–9.68	–8.66	3.98	2.97	8.21
Lipper International Funds Average	–8.84	–7.87	3.51	3.06	8.46

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.
[3]	This was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.

EuroPacific Growth Fund	1

developing country stock markets. However, the fund finished slightly behind the Lipper International Funds Average, a peer group measure, which fell 8.84%. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. As shown in the table on page 1, the fund has outpaced both measures over longer time periods.

The market environment

European stocks fell amid the slowdown in China and mixed reports about the health of the euro zone. Economic activity increased just 1.5% on an annualized basis due in part to tepid growth in both Germany and France. Inflation declined slightly in September, leading to speculation that the European Central Bank (ECB) may increase its monthly bond purchases of €60 billion in an attempt to spur lending and boost consumer prices. ECB President Mario Draghi confirmed that the central bank stands ready to provide additional monetary stimulus if inflation weakens further.

Greece’s sovereign debt crisis reignited, triggering investor concerns that the country would default on its debt and exit the euro zone. Greek leaders failed to make a €1.55 billion loan payment to the International Monetary Fund (IMF) in June and proposed a modified bailout package that would restructure the nation’s debt and extend repayment by two years. Fears waned somewhat as elections in September solidified the power of Greek Prime Minister Alexis Tsipras, allowing him to move forward with the €86 billion bailout package. The plan calls for strict austerity measures in exchange for further financial aid from euro-zone lenders and the IMF.

Japan equities slid, hurt by China, one of its largest trading partners, as well as pessimism about the domestic economy. Disappointing economic data sparked fresh doubts about Prime Minister Shinzo Abe’s drive to boost growth and inflation. Despite ongoing monetary stimulus by the Bank of Japan, second-quarter GDP contracted by an annualized 1.2%, hurt by declining business investment and weak private consumption. In August, industrial production and exports dropped for the second consecutive month. Meanwhile, inflation ran well below the central bank’s 2% target, which it hopes to reach next year.

China’s difficulties, lower commodity prices and uncertainty over the timing of a U.S. interest rate hike pushed emerging markets equities down sharply. In August, Chinese monetary authorities devalued the currency, sparking fears that the country’s problems were worse than anticipated. The central bank responded to the ensuing market volatility by cutting interest rates for the fifth time since last

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country of domicile)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific		MSCI ACWI
	Growth Fund		ex USA[2]
	(9/30/15)	(3/31/15)	(9/30/15)

Europe
Euro zone[3]	21.0%	23.4%	22.5%
United Kingdom	12.6	11.6	14.8
Switzerland	5.1	5.3	7.1
Denmark	4.8	4.6	1.3
Sweden	.8	1.3	2.2
Russia	.5	.6	.8
Norway	.3	.1	.4
Other Europe	.2	—	.7
	45.3	46.9	49.8

Pacific Basin
Japan	14.5%	12.4%	16.4%
Hong Kong	5.1	4.9	2.2
China	4.2	4.7	4.8
South Korea	2.9	2.4	3.1
Canada	2.3	2.5	6.4
Taiwan	1.6	1.6	2.6
Australia	.8	.6	4.7
Thailand	.4	.2	.5
Philippines	.4	.2	.3
Other Pacific Basin	2.7	3.1	3.0
	34.9	32.6	44.0

Other
India	7.0%	7.5%	1.8%
South Africa	1.3	1.1	1.6
Brazil	1.3	.5	1.3
Other countries	.1	.3	1.5
	9.7	9.4	6.2

Short-term securities & other assets less liabilities	10.1	11.1	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

November and lowering the bank reserve requirement ratio. China’s weakness weighed on other Asian markets, including Indonesia and Malaysia, where shares fell amid a widening political scandal. India’s stock market was more resilient as government reforms have been viewed positively over the past year.

Elsewhere, markets in resource-rich Brazil and Russia were hurt by lower commodity prices. Brazil fell into recession in the second quarter, and the deteriorating fiscal and economic outlook led Standard & Poor’s to cut the country’s credit rating to below investment grade for the first time since 2008. Russia’s economy struggled, shrinking 4.6% in the second quarter from a year ago, deepening its recession. The Russian central bank cut its key interest rate for the fifth time this year in an effort to stimulate growth without further increasing an inflation rate that has held above 15% in recent months.

Inside the portfolio

Select investments in the health care and industrials sectors contributed to the fund’s returns. Shares of European drug companies Novo Nordisk and UCB posted gains during the period. Novo Nordisk continues to provide strong results due to its advances in the diabetes market. Shares rose on positive results from clinical trials of Tresiba, a long-acting insulin that received U.S. regulatory approval in September. Despite recent concerns about the high costs of certain drugs and strong policy positions from U.S. presidential candidates, we believe the long-term outlook for our pharmaceutical holdings remains intact.

Among the fund’s industrials holdings, airlines benefited from lower oil prices. Shares of U.K.-based International Consolidated Airlines Group (ICAG), which owns British Airways and Iberia, recorded solid quarterly results and completed its long-desired acquisition of Irish carrier Aer Lingus. Shares of another Irish carrier, Ryanair, rose after the company said it would return €398 million to shareholders following the sale of its 29.8% stake in Aer Lingus to ICAG; the low-cost airline also raised its full-year profit outlook by 25%, helped by increasing passenger numbers. Portfolio managers have been adding to positions in these and other airline-related companies in Europe, including Airbus.

4	EuroPacific Growth Fund

Investments in the information technology sector were mixed. Shares of Nintendo continued to benefit from the company’s decision to partner with a small mobile gaming firm to develop applications for smartphones in the rapidly growing market. Robust demand for smartphones also benefited Japanese electronic component maker Murata Manufacturing, which reported strong financial results. However, shares of search engine operator Baidu deteriorated after reporting lackluster earnings amid worries over China.

Chinese internet company Alibaba also declined, weighing on Japanese telecom SoftBank — which has a large stake in the e-commerce firm. SoftBank also saw its equity stakes in Yahoo Japan and U.S. wireless subsidiary Sprint decrease in value, although we believe it will benefit from these investments over the long term. Further hindering SoftBank and other Japanese wireless carriers, including KDDI, was a government initiative to lower mobile phone bills for domestic users.

In the consumer discretionary sector, shares of Volkswagen tumbled 59% after the automaker admitted to U.S. regulators that it cheated on emissions tests. CEO Martin Winterkorn resigned as U.S. authorities launched civil and criminal investigations into the matter. Other German automakers also fell on the Volkswagen news, as well as concerns about the slowing demand for luxury cars in China.

Looking ahead

The global economy has experienced some setbacks, with disappointing growth in both Europe and China. In Japan, policymakers may find that it’s necessary to implement fresh fiscal and monetary stimulus measures. Meanwhile, emerging markets are dealing with depressed commodity prices, structural economic imbalances and the prospect of higher interest rates in the U.S.

These factors, combined with the ongoing geopolitical risk in the Middle East and other parts of the world, are likely to result in continued market volatility. While this has been disconcerting for investors, valuations have become more appealing for a number of companies that we believe have strong business models and the ability to capitalize on specific long-term growth trends in both developed and developing markets.

EuroPacific Growth Fund	5

Despite the uncertain market environment, the fund’s portfolio managers continue to find attractively valued, well-managed companies in Europe, Japan and other regions that are likely to benefit from pockets of growth in the global economy. They also have focused on businesses that may be able to profit from technological innovations in industries such as health care, transportation and e-commerce. We continue to research and identify promising new investment opportunities in these and other areas while also intensifying our analysis of existing holdings. We are grateful for your support in choosing EuroPacific Growth Fund as part of your investment portfolio.

Sincerely,

Carl Kawaja

Vice Chairman and President

November 9, 2015

For current information about the fund, visit americanfunds.com.

6	EuroPacific Growth Fund

Summary investment portfolio September 30, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Euro zone*	21.03%
Japan	14.49
United Kingdom	12.59
India	6.96
Hong Kong	5.12
Switzerland	5.07
Denmark	4.84
China	4.20
South Korea	2.88
Other countries	12.69
Short-term securities & other assets less liabilities	10.13
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 89.22%	Shares	Value (000)
Financials 19.53%
Barclays PLC[1]	698,610,669	$2,582,801
HDFC Bank Ltd.[1]	97,254,759	1,907,890
HDFC Bank Ltd. (ADR)	8,898,800	543,628
Prudential PLC[1]	94,571,984	1,999,305
AIA Group Ltd.[1]	289,972,200	1,509,753
Housing Development Finance Corp. Ltd.[1]	65,794,265	1,218,949
Kotak Mahindra Bank Ltd.[1]	88,462,514	877,975
Société Générale[1]	18,380,372	822,192
Fairfax Financial Holdings Ltd.[2]	868,291	395,576
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	781,878	356,072
AXA SA1	30,809,157	747,959
Cheung Kong Property Holdings Ltd.[1]	97,689,444	715,951
ORIX Corp.[1]	55,001,700	711,463
ICICI Bank Ltd.[1]	130,051,772	537,930
Sumitomo Mitsui Financial Group, Inc.[1]	13,885,000	528,567
Sun Hung Kai Properties Ltd.[1]	37,755,694	492,111
Other securities		7,441,891
		23,390,013

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 12.61%
Toyota Motor Corp.[1]	18,633,800	$1,095,935
Naspers Ltd., Class N1	6,819,800	855,703
Altice NV, Class A1,3	25,757,631	538,935
Rakuten, Inc.[1]	52,149,100	668,801
Numericable-SFR, non-registered shares[1,3]	13,331,911	617,488
Ctrip.com International, Ltd. (ADR)[2,3]	9,034,000	570,768
Barratt Developments PLC[1,2]	55,044,567	538,460
Industria de Diseño Textil, SA1	15,554,000	521,053
Other securities		9,700,874
		15,108,017

Information technology 12.51%
Nintendo Co., Ltd.[1,2]	11,276,600	1,905,089
Baidu, Inc., Class A (ADR)[3]	11,482,074	1,577,752
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	354,917,649	1,416,301
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	123,726
Murata Manufacturing Co., Ltd.[1]	11,092,000	1,440,497
Tencent Holdings Ltd.[1]	69,210,800	1,164,024
ASML Holding NV1	12,657,411	1,109,709
Naver Corp.[1,2]	1,743,921	757,466
Samsung Electronics Co., Ltd.[1]	746,066	717,489
Alibaba Group Holding Ltd. (ADR)[3]	11,614,732	684,921
Infineon Technologies AG1	55,733,948	626,343
ARM Holdings PLC[1]	43,026,700	620,067
Other securities		2,839,869
		14,983,253

Health care 11.57%
Novo Nordisk A/S, Class B1	97,241,991	5,233,980
Novartis AG1	30,059,832	2,768,954
Bayer AG1	15,040,566	1,922,309
UCB SA1,2	12,642,824	989,523
Roche Holding AG, non-registered shares, non-voting[1]	2,158,000	570,476
Other securities		2,367,216
		13,852,458

Industrials 9.03%
International Consolidated Airlines Group, SA (CDI)[1,2,3]	163,039,440	1,455,005
Airbus Group SE, non-registered shares[1]	22,018,000	1,307,782
Ryanair Holdings PLC (ADR)	13,391,191	1,048,530
VINCI SA1	8,265,800	525,601
Safran SA1	6,931,720	523,019
Other securities		5,951,338
		10,811,275

Consumer staples 7.66%
Associated British Foods PLC[1,2]	39,935,838	2,023,993
British American Tobacco PLC[1]	25,625,999	1,416,263
Seven & i Holdings Co., Ltd.[1]	16,898,700	774,258
Pernod Ricard SA1	7,516,213	758,956
Alimentation Couche-Tard Inc., Class B	16,281,800	748,755
Nestlé SA1	8,203,799	617,799

8	EuroPacific Growth Fund

	Shares	Value (000)
Kao Corp.[1]	13,562,800	$616,203
SABMiller PLC[1]	8,913,000	505,068
Other securities		1,707,983
		9,169,278

Telecommunication services 4.10%
SoftBank Group Corp.[1]	51,369,600	2,363,536
China Mobile Ltd.[1]	57,943,500	691,561
KDDI Corp.[1]	25,483,900	570,695
Other securities		1,288,279
		4,914,071

Energy 2.59%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	119,374,204	519,278
Other securities		2,586,864
		3,106,142

Other 4.93%
Other securities		5,895,057

Miscellaneous 4.69%
Other common stocks in initial period of acquisition		5,620,248

Total common stocks (cost: $84,749,973,000)		106,849,812

	Principal amount
Bonds, notes & other debt instruments 0.65%	(000)
Other bonds & notes 0.65%
Other securities		775,231

Total bonds, notes & other debt instruments (cost: $785,692,000)		775,231

Short-term securities 10.00%
Fannie Mae 0.12%–0.28% due 10/1/2015–3/1/2016	$1,526,900	1,526,737
Federal Home Loan Bank 0.09%–0.36% due 10/1/2015–7/18/2016	4,361,093	4,360,420
Freddie Mac 0.10%–0.26% due 10/1/2015–3/2/2016	2,298,706	2,298,507
Other securities		3,794,060

Total short-term securities (cost: $11,976,769,000)		11,979,724
Total investment securities 99.87% (cost: $97,512,434,000)		119,604,767
Other assets less liabilities 0.13%		150,043

Net assets 100.00%		$119,754,810

EuroPacific Growth Fund	9

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,104,162,000, which represented 2.59% of the net assets of the fund) were acquired transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $3,266,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,656,868,000.

					Unrealized (depreciation)
			Contract amount		appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 9/30/2015 (000)
Sales:
Australian dollars	11/25/2015	UBS AG	$13,729	A$19,650	$ (21)
British pounds	10/5/2015	JPMorgan Chase	$235,070	£153,467	2,919
British pounds	10/8/2015	UBS AG	$432,625	£275,000	16,637
British pounds	10/8/2015	JPMorgan Chase	$57,878	£37,620	970
British pounds	10/9/2015	Citibank	$415,974	£265,040	15,054
British pounds	10/14/2015	Bank of America, N.A.	$293,748	£188,327	8,876
British pounds	10/14/2015	Barclays Bank PLC	$25,944	£16,633	784
British pounds	10/19/2015	UBS AG	$247,188	£160,279	4,750
Euros	10/8/2015	HSBC Bank	$45,647	€41,021	(195)
Euros	10/9/2015	HSBC Bank	$106,559	€97,238	(2,109)
Euros	11/18/2015	Bank of America, N.A.	$197,457	€174,540	2,274
Euros	12/8/2015	JPMorgan Chase	$123,427	€110,600	(304)
Japanese yen	10/5/2015	Barclays Bank PLC	$350,674	¥42,103,000	(305)
Japanese yen	10/14/2015	Bank of America, N.A.	$135,273	¥16,300,000	(622)
Japanese yen	10/14/2015	Barclays Bank PLC	$133,438	¥16,080,000	(623)
Japanese yen	10/15/2015	Bank of America, N.A.	$28,690	¥3,575,000	(1,115)
Japanese yen	10/16/2015	UBS AG	$51,002	¥6,320,000	(1,690)
Japanese yen	10/19/2015	Bank of America, N.A.	$35,529	¥4,275,000	(115)
Japanese yen	10/19/2015	JPMorgan Chase	$40,727	¥4,900,000	(128)
Japanese yen	10/23/2015	UBS AG	$128,854	¥15,395,500	485
Japanese yen	10/23/2015	JPMorgan Chase	$29,740	¥3,570,000	(27)
Japanese yen	11/10/2015	Bank of America, N.A.	$108,747	¥13,020,000	161
South Korean won	11/6/2015	JPMorgan Chase	$26,505	KRW30,995,115	391
					$46,047

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary

10	EuroPacific Growth Fund

investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
Associated British Foods PLC[1]	39,095,838	840,000	—	39,935,838	$5,994	$2,023,993
Nintendo Co., Ltd.[1]	11,332,600	—	56,000	11,276,600	4,292	1,905,089
International Consolidated Airlines Group, SA (CDI)[1,3]	163,039,440	—	—	163,039,440	—	1,455,005
UCB SA1	12,642,824	—	—	12,642,824	12,771	989,523
Naver Corp.[1]	1,364,606	379,315	—	1,743,921	—	757,466
Fairfax Financial Holdings Ltd.	868,291	—	—	868,291	—	395,576
Fairfax Financial Holdings Ltd. (CAD denominated)	781,878	—	—	781,878	—	356,072
Ctrip.com International, Ltd. (ADR)[3]	9,034,000	—	—	9,034,000	—	570,768
Barratt Developments PLC[1]	58,322,000	1,040,000	4,317,433	55,044,567	4,210	538,460
Tech Mahindra Ltd.[1]	38,972,568	18,634,148	—	57,606,716	5,163	490,370
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	7,298	489,614
Babcock International Group PLC[1]	22,104,478	7,905,000	—	30,009,478	8,441	415,139
Indiabulls Housing Finance Ltd.[1]	—	26,207,577	—	26,207,577	—	320,385
Gemalto NV1	4,804,745	309,000	293,000	4,820,745	1,888	312,890
Tourmaline Oil Corp.[3]	9,908,200	2,373,800	—	12,282,000	—	285,951
Paddy Power PLC[1]	3,204,000	199,604	1,013,104	2,390,500	25,344	275,098
ASOS PLC[1,3]	4,097,900	929,000	—	5,026,900	—	210,736
Kroton Educacional SA, ordinary nominative	63,262,000	21,647,100	—	84,909,100	3,022	165,128
Tullow Oil PLC (Ireland)[1,3]	19,052,000	40,093,000	—	59,145,000	—	151,980
Air France-KLM[1,3]	20,573,795	—	2,102,500	18,471,295	—	128,944
Global Brands Group Holding Ltd.[1,3]	543,368,100	—	—	543,368,100	—	113,040
Altice SA3,4	14,212,741	—	14,212,741	—	—	—
China Resources Gas Group Ltd.[1,4]	118,420,000	3,000,000	28,698,000	92,722,000	4,440	—
ENN Energy Holdings Ltd.[1,4]	55,318,000	—	2,283,000	53,035,000	5,676	—
Infineon Technologies AG1,4	56,918,948	—	1,185,000	55,733,948	—	—
Murata Manufacturing Co., Ltd.[1,4]	12,427,300	—	1,335,300	11,092,000	8,279	—
Power Grid Corp. of India Ltd.[1,4]	296,023,422	—	70,369,306	225,654,116	4,728	—
					$101,546	$12,351,227

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

EuroPacific Growth Fund	11

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $96,143,900,000, which represented 80.28% of the net assets of the fund. This amount includes $96,036,302,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Unaffiliated issuer at 9/30/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

A$ = Australian dollars

CAD = Canadian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

KRW = South Korean won

See Notes to Financial Statements

12	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,915,827)	$107,253,540
Affiliated issuers (cost: $10,596,607)	12,351,227	$119,604,767
Cash denominated in currencies other than U.S. dollars (cost: $40,353)		40,145
Cash		10,012
Unrealized appreciation on open forward currency contracts		53,301
Receivables for:
Sales of investments	339,807
Sales of fund’s shares	263,361
Closed forward currency contracts	211
Dividends and interest	224,253	827,632
		120,535,857
Liabilities:
Unrealized depreciation on open forward currency contracts		7,254
Payables for:
Purchases of investments	330,334
Repurchases of fund’s shares	291,038
Closed forward currency contracts	16
Investment advisory services	41,764
Services provided by related parties	21,322
Trustees’ deferred compensation	3,654
Other	85,665	773,793
Net assets at September 30, 2015		$119,754,810

Net assets consist of:
Capital paid in on shares of beneficial interest		$95,372,055
Undistributed net investment income		946,279
Undistributed net realized gain		1,371,299
Net unrealized appreciation		22,065,177
Net assets at September 30, 2015		$119,754,810

See Notes to Financial Statements

EuroPacific Growth Fund	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,645,068 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$27,632,999	608,159	$45.44
Class B	89,923	1,987	45.25
Class C	1,624,320	36,739	44.21
Class F-1	6,397,131	141,485	45.21
Class F-2	16,123,641	355,046	45.41
Class 529-A	1,102,737	24,523	44.97
Class 529-B	12,638	284	44.49
Class 529-C	339,010	7,730	43.86
Class 529-E	56,923	1,278	44.54
Class 529-F-1	90,169	2,003	45.01
Class R-1	257,993	5,909	43.66
Class R-2	856,449	19,469	43.99
Class R-2E	260	6	45.15
Class R-3	5,614,647	126,233	44.48
Class R-4	11,712,514	262,624	44.60
Class R-5	9,873,298	217,241	45.45
Class R-6	37,970,158	834,352	45.51

See Notes to Financial Statements

14	EuroPacific Growth Fund

Statement of operations	unaudited
for the six months ended September 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $78,179; also includes $101,546 from affiliates)	$1,216,809
Interest	25,029	$1,241,838

Fees and expenses*:
Investment advisory services	272,720
Distribution services	95,907
Transfer agent services	48,487
Administrative services	26,430
Reports to shareholders	2,440
Registration statement and prospectus	1,404
Trustees’ compensation	18
Auditing and legal	1,919
Custodian	10,205
Other	906	460,436
Net investment income		781,402

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $11,064; also includes $90,136 net gain from affiliates)	2,567,055
Forward currency contracts	(34,277)
Currency transactions	(16,708)	2,516,070
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $71,740)	(15,085,990)
Forward currency contracts	39,296
Currency translations	12,316	(15,034,378)
Net realized gain and unrealized depreciation		(12,518,308)
Net decrease in net assets resulting from operations		$(11,736,906)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

EuroPacific Growth Fund	15

Statements of changes in net assets
(dollars in thousands)

	Six months ended September 30, 2015*	Year ended March 31, 2015
Operations:
Net investment income	$781,402	$1,227,479
Net realized gain	2,516,070	6,475,627
Net unrealized depreciation	(15,034,378)	(4,496,764)
Net (decrease) increase in net assets resulting from operations	(11,736,906)	3,206,342

Dividends paid to shareholders from net investment income	—	(1,802,210)

Net capital share transactions	2,981,628	2,917,122

Total (decrease) increase in net assets	(8,755,278)	4,321,254

Net assets:
Beginning of period	128,510,088	124,188,834
End of period (including undistributed net investment income: $946,279 and $164,877, respectively)	$119,754,810	$128,510,088

*	Unaudited.

See Notes to Financial Statements

16	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

EuroPacific Growth Fund	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

EuroPacific Growth Fund	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	EuroPacific Growth Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,070,755	$21,318,228	$1,030	$23,390,013
Consumer discretionary	1,654,270	13,453,747	—	15,108,017
Information technology	2,496,137	12,487,116	—	14,983,253
Health care	53,830	13,798,628	—	13,852,458
Industrials	1,063,157	9,748,118	—	10,811,275
Consumer staples	972,969	8,196,309	—	9,169,278
Telecommunication services	—	4,914,071	—	4,914,071
Energy	1,408,671	1,697,471	—	3,106,142
Other	531,335	5,363,722	—	5,895,057
Miscellaneous	454,789	5,165,459	—	5,620,248
Bonds, notes & other debt instruments	—	775,231	—	775,231
Short-term securities	—	11,979,724	—	11,979,724
Total	$10,705,913	$108,897,824	$1,030	$119,604,767

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$53,301	$—	$53,301
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,254)	—	(7,254)
Total	$—	$46,047	$—	$46,047

*	Securities with a value of $96,036,302,000, which represented 80.19% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

EuroPacific Growth Fund	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital

22	EuroPacific Growth Fund

controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

EuroPacific Growth Fund	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, September 30, 2015 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$53,301	Unrealized depreciation on open forward currency contracts	$7,254
Forward currency	Currency	Receivables for closed forward currency contracts	211	Payables for closed forward currency contracts	16
			$53,512		$7,270

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(34,277)	Net unrealized appreciation on forward currency contracts	$39,296

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	EuroPacific Growth Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of September 30, 2015 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$11,482	$(1,852)	$—	$—	$9,630
Barclays Bank PLC	784	(784)	—	—	—
Citibank	15,054	—	—	—	15,054
JPMorgan Chase	4,292	(474)	—	—	3,818
UBS AG	21,900	(1,711)	—	—	20,189
Total	$53,512	$(4,821)	$—	$—	$48,691
Liabilities:
Bank of America, N.A.	$1,852	$(1,852)	$—	$—	$—
Barclays Bank PLC	929	(784)	(145)	—	—
HSBC Bank	2,304	—	(2,304)	—	—
JPMorgan Chase	474	(474)	—	—	—
UBS AG	1,711	(1,711)	—	—	—
Total	$7,270	$(4,821)	$(2,449)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when

EuroPacific Growth Fund	25

the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,431,702
Capital loss carryforward expiring 2018*	(13,451)
Post-October capital loss deferral†	(901,173)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2012, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$29,337,846
Gross unrealized depreciation on investment securities	(8,615,291)
Net unrealized appreciation on investment securities	20,722,555
Cost of investment securities	98,882,212

26	EuroPacific Growth Fund

No distributions were paid to shareholders during the six months ended September 30, 2015. Tax-basis distributions paid to shareholders from ordinary income during the year ended March 31, 2015, were as follows (dollars in thousands):

Share class
Class A	$401,070
Class B	409
Class C	9,565
Class F-1	80,946
Class F-2	246,323
Class 529-A	15,092
Class 529-B	37
Class 529-C	1,947
Class 529-E	646
Class 529-F-1	1,394
Class R-1	1,693
Class R-2	5,619
Class R-2E*	3
Class R-3	67,452
Class R-4	182,048
Class R-5	180,948
Class R-6	607,018
Total	$1,802,210

*	Class R-2E shares were offered beginning August 29, 2014.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.394% on such assets in excess of $144 billion. For the six months ended September 30, 2015, the investment advisory services fee was $272,720,000, which was equivalent to an annualized rate of 0.417% of average daily net assets.

EuroPacific Growth Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

28	EuroPacific Growth Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended September 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$36,810	$19,497	$ 1,541	Not applicable
Class B	582	63	Not applicable	Not applicable
Class C	9,025	998	453	Not applicable
Class F-1	8,664	3,766	1,733	Not applicable
Class F-2	Not applicable	8,616	4,233	Not applicable
Class 529-A	1,288	520	304	$535
Class 529-B	80	8	4	7
Class 529-C	1,860	174	94	166
Class 529-E	155	18	16	28
Class 529-F-1	—	42	25	43
Class R-1	1,431	152	72	Not applicable
Class R-2	3,584	1,470	241	Not applicable
Class R-2E	1	—*	—*	Not applicable
Class R-3	15,824	4,215	1,589	Not applicable
Class R-4	16,603	6,352	3,321	Not applicable
Class R-5	Not applicable	2,535	2,807	Not applicable
Class R-6	Not applicable	61	9,997	Not applicable
Total class-specific expenses	$95,907	$48,487	$26,430	$779

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $18,000 in the fund’s statement of operations reflects $203,000 in current fees (either paid in cash or deferred) and a net decrease of $185,000 in the value of the deferred amounts.

EuroPacific Growth Fund	29

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended September 30, 2015

Class A	$1,878,901	37,420	$—	—	$(2,282,815)	(45,816)	$(403,914)	(8,396)
Class B	1,402	27	—	—	(43,271)	(857)	(41,869)	(830)
Class C	184,514	3,755	—	—	(194,826)	(3,995)	(10,312)	(240)
Class F-1	949,331	19,061	—	—	(691,848)	(13,945)	257,483	5,116
Class F-2	2,706,580	54,635	—	—	(1,294,923)	(26,204)	1,411,657	28,431
Class 529-A	71,218	1,435	—	—	(64,453)	(1,308)	6,765	127
Class 529-B	170	3	—	—	(5,025)	(101)	(4,855)	(98)
Class 529-C	22,569	465	—	—	(22,812)	(473)	(243)	(8)
Class 529-E	3,674	75	—	—	(3,197)	(65)	477	10
Class 529-F-1	9,754	197	—	—	(7,186)	(147)	2,568	50
Class R-1	25,258	525	—	—	(25,851)	(542)	(593)	(17)
Class R-2	105,065	2,166	—	—	(135,156)	(2,800)	(30,091)	(634)
Class R-2E	100	2	—	—	(17)	— [2]	83	2
Class R-3	676,282	13,836	—	—	(982,068)	(20,076)	(305,786)	(6,240)
Class R-4	1,287,168	26,263	—	—	(1,903,530)	(38,957)	(616,362)	(12,694)
Class R-5	1,121,944	22,382	—	—	(1,712,461)	(34,189)	(590,517)	(11,807)
Class R-6	6,141,614	123,008	—	—	(2,834,477)	(57,072)	3,307,137	65,936
Total net increase (decrease)	$15,185,544	305,255	$—	—	$(12,203,916)	(246,547)	$2,981,628	58,708

30	EuroPacific Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2015

Class A	$2,878,795	58,692	$390,609	8,206		$(5,119,031)	(104,430)	$(1,849,627)	(37,532)
Class B	2,355	48	404	9		(115,899)	(2,385)	(113,140)	(2,328)
Class C	239,576	4,999	9,315	200		(452,548)	(9,501)	(203,657)	(4,302)
Class F-1	1,844,494	37,775	79,160	1,671		(4,679,083)	(95,040)	(2,755,429)	(55,594)
Class F-2	7,562,802	153,188	219,125	4,614		(2,373,712)	(48,427)	5,408,215	109,375
Class 529-A	125,527	2,587	15,087	320		(135,291)	(2,790)	5,323	117
Class 529-B	494	10	37	1		(12,918)	(271)	(12,387)	(260)
Class 529-C	39,380	830	1,946	42		(48,867)	(1,030)	(7,541)	(158)
Class 529-E	6,362	132	645	14		(8,310)	(173)	(1,303)	(27)
Class 529-F-1	17,412	359	1,394	29		(13,622)	(282)	5,184	106
Class R-1	46,638	987	1,693	37		(64,304)	(1,366)	(15,973)	(342)
Class R-2	199,470	4,191	5,612	121		(319,423)	(6,713)	(114,341)	(2,401)
Class R-2E3	206	4	3	—	[2]	(9)	— [2]	200	4
Class R-3	1,363,609	28,339	67,413	1,443		(2,233,391)	(46,473)	(802,369)	(16,691)
Class R-4	3,122,477	64,944	181,977	3,894		(4,357,631)	(90,440)	(1,053,177)	(21,602)
Class R-5	2,383,491	48,632	180,529	3,800		(3,485,329)	(70,679)	(921,309)	(18,247)
Class R-6	10,233,780	208,078	605,212	12,725		(5,490,539)	(112,038)	5,348,453	108,765
Total net increase (decrease)	$30,066,868	613,795	$1,760,161	37,126		$(28,909,907)	(592,038)	$2,917,122	58,883

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,507,187,000 and $15,663,497,000, respectively, during the six months ended September 30, 2015.

EuroPacific Growth Fund	31

Financial highlights

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class A:
Six months ended 9/30/2015[4,5]	$49.91	$.27	$(4.74)	$(4.47)
Year ended 3/31/2015	49.37	.43	.76	1.19
Year ended 3/31/2014	42.38	.69	6.75	7.44
Year ended 3/31/2013	39.47	.58	3.02	3.60
Year ended 3/31/2012	42.81	.65	(3.40)	(2.75)
Year ended 3/31/2011	38.62	.54	4.22	4.76
Class B:
Six months ended 9/30/2015[4,5]	49.89	.09	(4.73)	(4.64)
Year ended 3/31/2015	49.17	.09	.75	.84
Year ended 3/31/2014	42.16	.33	6.71	7.04
Year ended 3/31/2013	39.20	.32	2.96	3.28
Year ended 3/31/2012	42.39	.37	(3.34)	(2.97)
Year ended 3/31/2011	38.21	.26	4.15	4.41
Class C:
Six months ended 9/30/2015[4,5]	48.75	.07	(4.61)	(4.54)
Year ended 3/31/2015	48.22	.05	.73	.78
Year ended 3/31/2014	41.41	.32	6.59	6.91
Year ended 3/31/2013	38.57	.28	2.92	3.20
Year ended 3/31/2012	41.76	.34	(3.28)	(2.94)
Year ended 3/31/2011	37.70	.23	4.10	4.33
Class F-1:
Six months ended 9/30/2015[4,5]	49.67	.26	(4.72)	(4.46)
Year ended 3/31/2015	49.10	.45	.71	1.16
Year ended 3/31/2014	42.15	.67	6.72	7.39
Year ended 3/31/2013	39.27	.57	3.01	3.58
Year ended 3/31/2012	42.59	.63	(3.37)	(2.74)
Year ended 3/31/2011	38.43	.52	4.20	4.72
Class F-2:
Six months ended 9/30/2015[4,5]	49.82	.33	(4.74)	(4.41)
Year ended 3/31/2015	49.32	.53	.76	1.29
Year ended 3/31/2014	42.33	.82	6.74	7.56
Year ended 3/31/2013	39.44	.66	3.05	3.71
Year ended 3/31/2012	42.80	.73	(3.39)	(2.66)
Year ended 3/31/2011	38.62	.61	4.25	4.86
Class 529-A:
Six months ended 9/30/2015[4,5]	49.41	.25	(4.69)	(4.44)
Year ended 3/31/2015	48.89	.40	.75	1.15
Year ended 3/31/2014	41.98	.66	6.69	7.35
Year ended 3/31/2013	39.12	.55	2.99	3.54
Year ended 3/31/2012	42.45	.61	(3.35)	(2.74)
Year ended 3/31/2011	38.31	.51	4.20	4.71

32	EuroPacific Growth Fund

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[3]	(in millions)	net assets		net assets[2]
$—	$45.44	(8.96)%[6]	$27,633	.82%[7]		1.08%[7]
(.65)	49.91	2.48	30,770	.83		.88
(.45)	49.37	17.57	32,295	.84		1.50
(.69)	42.38	9.19	29,939	.86		1.48
(.59)	39.47	(6.25)	31,443	.84		1.65
(.57)	42.81	12.39	39,417	.82		1.39
—	45.25	(9.30)[6]	90	1.54	[7]	.37	[7]
(.12)	49.89	1.73	141	1.56		.19
(.03)	49.17	16.70	253	1.58		.73
(.32)	42.16	8.39	330	1.59		.81
(.22)	39.20	(6.95)	464	1.58		.96
(.23)	42.39	11.57	741	1.57		.69
—	44.21	(9.31)[6]	1,624	1.59	[7]	.30	[7]
(.25)	48.75	1.65	1,803	1.61		.11
(.10)	48.22	16.69	1,990	1.62		.72
(.36)	41.41	8.34	1,896	1.63		.73
(.25)	38.57	(6.97)	2,111	1.62		.89
(.27)	41.76	11.51	2,851	1.61		.60
—	45.21	(8.98)[6]	6,397	.85	[7]	1.05	[7]
(.59)	49.67	2.43	6,773	.86		.93
(.44)	49.10	17.55	9,425	.87		1.47
(.70)	42.15	9.19	8,288	.85		1.45
(.58)	39.27	(6.25)	7,399	.86		1.62
(.56)	42.59	12.36	8,868	.85		1.35
—	45.41	(8.85)[6]	16,124	.59	[7]	1.30	[7]
(.79)	49.82	2.69	16,273	.59		1.06
(.57)	49.32	17.90	10,714	.59		1.78
(.82)	42.33	9.47	7,828	.59		1.67
(.70)	39.44	(6.02)	5,958	.58		1.86
(.68)	42.80	12.65	6,216	.59		1.54
—	44.97	(8.99)[6]	1,103	.88	[7]	1.02	[7]
(.63)	49.41	2.41	1,205	.89		.82
(.44)	48.89	17.52	1,187	.90		1.45
(.68)	41.98	9.12	999	.91		1.40
(.59)	39.12	(6.30)	928	.89		1.56
(.57)	42.45	12.36	982	.87		1.31

See page 38 for footnotes.

EuroPacific Growth Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 9/30/2015[4,5]	$49.07	$.06	$(4.64)	$(4.58)
Year ended 3/31/2015	48.39	.03	.73	.76
Year ended 3/31/2014	41.51	.28	6.60	6.88
Year ended 3/31/2013	38.61	.26	2.92	3.18
Year ended 3/31/2012	41.77	.32	(3.29)	(2.97)
Year ended 3/31/2011	37.68	.21	4.09	4.30
Class 529-C:
Six months ended 9/30/2015[4,5]	48.38	.06	(4.58)	(4.52)
Year ended 3/31/2015	47.88	.02	.73	.75
Year ended 3/31/2014	41.15	.29	6.54	6.83
Year ended 3/31/2013	38.36	.24	2.93	3.17
Year ended 3/31/2012	41.60	.29	(3.26)	(2.97)
Year ended 3/31/2011	37.58	.20	4.09	4.29
Class 529-E:
Six months ended 9/30/2015[4,5]	49.00	.19	(4.65)	(4.46)
Year ended 3/31/2015	48.49	.27	.75	1.02
Year ended 3/31/2014	41.65	.54	6.63	7.17
Year ended 3/31/2013	38.82	.44	2.97	3.41
Year ended 3/31/2012	42.11	.50	(3.32)	(2.82)
Year ended 3/31/2011	38.02	.39	4.16	4.55
Class 529-F-1:
Six months ended 9/30/2015[4,5]	49.40	.31	(4.70)	(4.39)
Year ended 3/31/2015	48.89	.51	.74	1.25
Year ended 3/31/2014	41.97	.75	6.70	7.45
Year ended 3/31/2013	39.11	.63	3.00	3.63
Year ended 3/31/2012	42.45	.69	(3.36)	(2.67)
Year ended 3/31/2011	38.30	.58	4.22	4.80
Class R-1:
Six months ended 9/30/2015[4,5]	48.14	.07	(4.55)	(4.48)
Year ended 3/31/2015	47.64	.06	.72	.78
Year ended 3/31/2014	40.90	.33	6.50	6.83
Year ended 3/31/2013	38.12	.27	2.90	3.17
Year ended 3/31/2012	41.34	.32	(3.24)	(2.92)
Year ended 3/31/2011	37.36	.21	4.08	4.29
Class R-2:
Six months ended 9/30/2015[4,5]	48.49	.09	(4.59)	(4.50)
Year ended 3/31/2015	47.96	.07	.73	.80
Year ended 3/31/2014	41.20	.34	6.54	6.88
Year ended 3/31/2013	38.39	.28	2.92	3.20
Year ended 3/31/2012	41.60	.33	(3.26)	(2.93)
Year ended 3/31/2011	37.56	.23	4.09	4.32

34	EuroPacific Growth Fund

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[3]	(in millions)	net assets		net assets[2]
$—	$44.49	(9.33)%[6]	$13	1.66%[7]		.26%[7]
(.08)	49.07	1.58	19	1.69		.06
—	48.39	16.58	31	1.70		.62
(.28)	41.51	8.26	39	1.71		.68
(.19)	38.61	(7.05)	52	1.70		.83
(.21)	41.77	11.43	79	1.68		.56
—	43.86	(9.34)[6]	339	1.66	[7]	.24	[7]
(.25)	48.38	1.62	374	1.67		.04
(.10)	47.88	16.57	378	1.68		.66
(.38)	41.15	8.29	329	1.70		.62
(.27)	38.36	(7.05)	321	1.68		.77
(.27)	41.60	11.46	356	1.67		.52
—	44.54	(9.10)[6]	57	1.13	[7]	.77	[7]
(.51)	49.00	2.15	62	1.14		.57
(.33)	48.49	17.22	63	1.15		1.19
(.58)	41.65	8.86	53	1.17		1.14
(.47)	38.82	(6.58)	50	1.16		1.29
(.46)	42.11	12.03	55	1.16		1.02
—	45.01	(8.89)[6]	90	.67	[7]	1.23	[7]
(.74)	49.40	2.62	96	.67		1.04
(.53)	48.89	17.75	90	.68		1.65
(.77)	41.97	9.37	74	.70		1.60
(.67)	39.11	(6.09)	65	.68		1.78
(.65)	42.45	12.58	71	.66		1.50
—	43.66	(9.31)[6]	258	1.59	[7]	.31	[7]
(.28)	48.14	1.67	285	1.59		.12
(.09)	47.64	16.70	299	1.61		.75
(.39)	40.90	8.36	288	1.61		.72
(.30)	38.12	(6.98)	300	1.61		.85
(.31)	41.34	11.52	330	1.62		.57
—	43.99	(9.28)[6]	856	1.54	[7]	.37	[7]
(.27)	48.49	1.70	975	1.57		.15
(.12)	47.96	16.71	1,079	1.57		.76
(.39)	41.20	8.41	1,041	1.60		.74
(.28)	38.39	(7.00)	1,098	1.62		.87
(.28)	41.60	11.54	1,353	1.61		.60

See page 38 for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
			Net (losses)
	Net asset		gains on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Six months ended 9/30/2015[4,5]	$49.67	$.19	$(4.71)	$(4.52)
Period from 8/29/2014
to 3/31/2015[5,9]	50.08	.10	.27	.37
Class R-3:
Six months ended 9/30/2015[4,5]	48.93	.19	(4.64)	(4.45)
Year ended 3/31/2015	48.40	.28	.74	1.02
Year ended 3/31/2014	41.56	.54	6.62	7.16
Year ended 3/31/2013	38.73	.46	2.96	3.42
Year ended 3/31/2012	42.01	.51	(3.31)	(2.80)
Year ended 3/31/2011	37.93	.41	4.13	4.54
Class R-4:
Six months ended 9/30/2015[4,5]	48.99	.26	(4.65)	(4.39)
Year ended 3/31/2015	48.48	.42	.74	1.16
Year ended 3/31/2014	41.63	.67	6.64	7.31
Year ended 3/31/2013	38.79	.57	2.98	3.55
Year ended 3/31/2012	42.09	.62	(3.33)	(2.71)
Year ended 3/31/2011	38.00	.51	4.16	4.67
Class R-5:
Six months ended 9/30/2015[4,5]	49.85	.34	(4.74)	(4.40)
Year ended 3/31/2015	49.32	.59	.74	1.33
Year ended 3/31/2014	42.33	.82	6.76	7.58
Year ended 3/31/2013	39.43	.70	3.02	3.72
Year ended 3/31/2012	42.78	.76	(3.40)	(2.64)
Year ended 3/31/2011	38.59	.65	4.22	4.87
Class R-6:
Six months ended 9/30/2015[4,5]	49.90	.35	(4.74)	(4.39)
Year ended 3/31/2015	49.38	.60	.74	1.34
Year ended 3/31/2014	42.38	.85	6.76	7.61
Year ended 3/31/2013	39.48	.70	3.04	3.74
Year ended 3/31/2012	42.85	.73	(3.36)	(2.63)
Year ended 3/31/2011	38.65	.63	4.28	4.91

	Six months
	ended
	September 30,	Year ended March 31
	2015[4,5,6]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	14%	28%	28%	27%	24%	31%

See Notes to Financial Statements

36	EuroPacific Growth Fund

Dividends					Ratio of		Ratio of
(from net	Net asset		Net assets,		expenses		net income
investment	value, end	Total	end of period		to average		to average
income)	of period	return[3]	(in millions)		net assets		net assets[2]
$—	$45.15	(9.10)%[6]	$—	[8]	1.15%[7]		.77%[7]
(.78)	49.67	.826	—	[8]	1.26	[6]	.286
—	44.48	(9.10)[6]	5,615		1.12	[7]	.78	[7]
(.49)	48.93	2.16	6,482		1.13		.59
(.32)	48.40	17.24	7,219		1.14		1.20
(.59)	41.56	8.87	6,962		1.14		1.18
(.48)	38.73	(6.52)	6,922		1.14		1.32
(.46)	42.01	12.03	7,810		1.13		1.06
—	44.60	(8.96)[6]	11,713		.84	[7]	1.07	[7]
(.65)	48.99	2.45	13,488		.84		.88
(.46)	48.48	17.57	14,394		.84		1.50
(.71)	41.63	9.20	12,961		.85		1.47
(.59)	38.79	(6.25)	12,490		.85		1.61
(.58)	42.09	12.35	13,775		.85		1.32
—	45.45	(8.83)[6]	9,873		.54	[7]	1.37	[7]
(.80)	49.85	2.77	11,418		.53		1.19
(.59)	49.32	17.93	12,197		.54		1.79
(.82)	42.33	9.54	13,746		.55		1.78
(.71)	39.43	(5.99)	14,016		.55		1.93
(.68)	42.78	12.70	16,572		.55		1.65
—	45.51	(8.80)[6]	37,970		.49	[7]	1.40	[7]
(.82)	49.90	2.80	38,346		.49		1.20
(.61)	49.38	17.97	32,575		.49		1.85
(.84)	42.38	9.58	22,744		.50		1.76
(.74)	39.48	(5.94)	17,603		.50		1.88
(.71)	42.85	12.78	13,786		.50		1.61

See page 38 for footnotes.

EuroPacific Growth Fund	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended March 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.19 and .40 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Class R-2E shares were offered beginning August 29, 2014.

38	EuroPacific Growth Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2015, through September 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPacific Growth Fund	39

	Beginning account value 4/1/2015	Ending account value 9/30/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$910.44	$3.93	.82%
Class A - assumed 5% return	1,000.00	1,020.96	4.15	.82
Class B - actual return	1,000.00	906.99	7.36	1.54
Class B - assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class C - actual return	1,000.00	906.88	7.60	1.59
Class C - assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class F-1 - actual return	1,000.00	910.21	4.07	.85
Class F-1 - assumed 5% return	1,000.00	1,020.81	4.31	.85
Class F-2 - actual return	1,000.00	911.47	2.83	.59
Class F-2 - assumed 5% return	1,000.00	1,022.11	2.99	.59
Class 529-A - actual return	1,000.00	910.15	4.21	.88
Class 529-A - assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-B - actual return	1,000.00	906.66	7.93	1.66
Class 529-B - assumed 5% return	1,000.00	1,016.75	8.39	1.66
Class 529-C - actual return	1,000.00	906.59	7.93	1.66
Class 529-C - assumed 5% return	1,000.00	1,016.75	8.39	1.66
Class 529-E - actual return	1,000.00	908.97	5.41	1.13
Class 529-E - assumed 5% return	1,000.00	1,019.40	5.72	1.13
Class 529-F-1 - actual return	1,000.00	911.14	3.21	.67
Class 529-F-1 - assumed 5% return	1,000.00	1,021.71	3.40	.67
Class R-1 - actual return	1,000.00	906.95	7.60	1.59
Class R-1 - assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class R-2 - actual return	1,000.00	907.21	7.36	1.54
Class R-2 - assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class R-2E - actual return	1,000.00	909.00	5.50	1.15
Class R-2E - assumed 5% return	1,000.00	1,019.30	5.82	1.15
Class R-3 - actual return	1,000.00	909.04	5.36	1.12
Class R-3 - assumed 5% return	1,000.00	1,019.45	5.67	1.12
Class R-4 - actual return	1,000.00	910.38	4.02	.84
Class R-4 - assumed 5% return	1,000.00	1,020.86	4.26	.84
Class R-5 - actual return	1,000.00	911.73	2.59	.54
Class R-5 - assumed 5% return	1,000.00	1,022.36	2.74	.54
Class R-6 - actual return	1,000.00	912.02	2.35	.49
Class R-6 - assumed 5% return	1,000.00	1,022.61	2.48	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

40	EuroPacific Growth Fund

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EuroPacific Growth Fund	41

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42	EuroPacific Growth Fund

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EuroPacific Growth Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2015, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
September 30, 2015
unaudited
Common stocks 89.22% Financials 19.53%	Shares	Value (000)
Barclays PLC[1]	698,610,669	$2,582,801
HDFC Bank Ltd.[1]	97,254,759	1,907,890
HDFC Bank Ltd. (ADR)	8,898,800	543,628
Prudential PLC[1]	94,571,984	1,999,305
AIA Group Ltd.[1]	289,972,200	1,509,753
Housing Development Finance Corp. Ltd.[1]	65,794,265	1,218,949
Kotak Mahindra Bank Ltd.[1]	88,462,514	877,975
Société Générale[1]	18,380,372	822,192
Fairfax Financial Holdings Ltd.[2]	868,291	395,576
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	781,878	356,072
AXA SA1	30,809,157	747,959
Cheung Kong Property Holdings Ltd.[1]	97,689,444	715,951
ORIX Corp.[1]	55,001,700	711,463
ICICI Bank Ltd.[1]	130,051,772	537,930
Sumitomo Mitsui Financial Group, Inc.[1]	13,885,000	528,567
Sun Hung Kai Properties Ltd.[1]	37,755,694	492,111
Bank of Ireland[1,3]	1,250,688,553	486,063
Credit Suisse Group AG1	17,945,987	431,739
Henderson Land Development Co. Ltd.[1]	64,480,527	385,920
Commerzbank AG, non-registered shares[1,3]	34,445,684	362,579
Indiabulls Housing Finance Ltd.[1,2]	26,207,577	320,385
Brookfield Asset Management Inc., Class A	9,972,000	313,520
UniCredit SpA[1]	49,728,230	309,920
Hana Financial Group Inc.[1]	13,624,630	304,393
Deutsche Bank AG1	11,318,333	304,279
Axis Bank Ltd.[1]	39,951,415	302,757
ING Groep NV, depository receipts[1]	21,240,000	301,517
UBS Group AG1	13,214,026	244,871
Sberbank of Russia (ADR)[1]	19,940,000	98,672
Sberbank of Russia (ADR)	13,760,875	67,704
Sberbank of Russia (GDR)[1,4]	11,167,686	55,263
Daiwa House Industry Co., Ltd.[1]	8,550,000	212,223
St. James’s Place PLC[1]	16,268,584	209,432
Resona Holdings, Inc.[1]	35,208,900	179,890
Ayala Land, Inc.[1]	235,949,700	172,168
Ayala Land, Inc., preference shares[1,1,3]	481,283,600	1,030
Siam Commercial Bank PCL[1]	43,761,040	162,123
Banco Santander, SA1	30,239,066	161,014
Bankia, SA1	122,014,203	158,106
BNP Paribas SA1	2,613,981	153,926
Svenska Handelsbanken AB, Class A1	10,532,756	151,315
China Overseas Land & Investment Ltd.[1]	47,825,000	145,952
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	49,200,000	137,504
Itaú Unibanco Holding SA, preferred nominative (ADR)	19,926,500	131,913
Aberdeen Asset Management PLC[1]	28,097,195	126,370
Aegon NV1	19,202,997	110,585
Daito Trust Construction Co., Ltd.[1]	897,700	91,315
EuroPacific Growth Fund — Page 1 of 9

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Banca Monte dei Paschi di Siena SPA[1,3]	49,384,445	$88,236
Industrial and Commercial Bank of China Ltd., Class H1	151,000,000	87,544
Shinsei Bank, Ltd.[1]	42,327,000	87,431
Mitsui Fudosan Co., Ltd.[1]	3,030,000	83,327
Assicurazioni Generali SpA[1]	4,410,000	80,886
Toronto-Dominion Bank (CAD denominated)	1,917,313	75,572
RSA Insurance Group PLC[1]	9,457,706	57,742
Investor AB, Class B1	1,557,614	53,610
Bancolombia SA (ADR)	1,530,000	49,266
Bank of the Philippine Islands[1]	28,000,000	48,135
Investment AB Kinnevik, Class B1	1,648,633	47,200
HSBC Holdings PLC (HKD denominated)[1]	6,251,952	46,749
AEON Financial Service Co., Ltd.[1]	1,967,500	38,958
Eurobank Ergasias SA1,3	112,500,874	2,787
		23,390,013
Consumer discretionary 12.61%
Toyota Motor Corp.[1]	18,633,800	1,095,935
Naspers Ltd., Class N1	6,819,800	855,703
Altice NV, Class A1,3	25,757,631	538,935
Altice NV, Class B1,3	11,656,536	260,044
Rakuten, Inc.[1]	52,149,100	668,801
Liberty Global PLC, Class C3	8,508,070	349,001
Liberty Global PLC, Class A3	7,194,500	308,932
Numericable-SFR, non-registered shares[1,3]	13,331,911	617,488
Ctrip.com International, Ltd. (ADR)[2,3]	9,034,000	570,768
Barratt Developments PLC[1,2]	55,044,567	538,460
Industria de Diseño Textil, SA1	15,554,000	521,053
Hyundai Motor Co.[1]	3,429,909	477,056
Publicis Groupe SA1	6,800,958	464,643
adidas AG1	5,097,429	410,296
Hyundai Mobis Co., Ltd.[1]	2,091,936	406,402
Suzuki Motor Corp.[1]	12,155,000	375,570
Volkswagen AG, nonvoting preferred[1]	3,199,501	349,890
Steinhoff International Holdings Ltd.[1]	52,584,000	323,136
Kering SA1	1,894,000	310,004
Mahindra & Mahindra Ltd.[1]	15,761,320	304,134
Sands China Ltd.[1]	99,677,200	303,167
Paddy Power PLC[1,2]	2,390,500	275,098
Sports Direct International PLC[1,3]	23,967,384	274,964
Maruti Suzuki India Ltd.[1]	3,688,306	263,971
Schibsted ASA, Class B1,3	5,107,283	161,639
Schibsted ASA, Class A1	2,882,283	97,906
B&M European Value Retail SA1	49,736,144	245,273
H & M Hennes & Mauritz AB, Class B1	6,698,000	244,903
Li & Fung Ltd.[1]	289,247,000	222,225
ASOS PLC[1,2,3]	5,026,900	210,736
Renault SA1	2,726,922	195,892
Carnival PLC[1]	3,620,000	186,853
Burberry Group PLC[1]	8,922,000	185,166
Panasonic Corp.[1]	17,833,400	181,046
HUGO BOSS AG1	1,515,925	169,999
LVMH Moet Hennessy Vuitton SE1	980,000	167,229
Kroton Educacional SA, ordinary nominative[2]	84,909,100	165,128
Nokian Renkaat Oyj[1]	5,053,886	163,832
EuroPacific Growth Fund — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Techtronic Industries Co. Ltd.[1]	43,815,000	$163,189
Mr Price Group Ltd.[1]	10,047,345	140,233
JD.com, Inc., Class A (ADR)[3]	4,838,800	126,099
Cie. Générale des Établissements Michelin[1]	1,291,975	117,895
Melco Crown Entertainment Ltd. (ADR)	8,414,000	115,777
Galaxy Entertainment Group Ltd.[1]	44,110,000	113,280
Global Brands Group Holding Ltd.[1,2,3]	543,368,100	113,040
TOD’S SpA[1]	1,224,376	107,427
Accor SA1	1,871,041	87,588
Kingfisher PLC[1]	13,239,000	71,991
Shangri-La Asia Ltd.[1]	78,067,142	67,501
Astra International Tbk PT1	180,853,400	64,772
Whitbread PLC[1]	655,225	46,345
Kia Motors Corp.[1]	994,660	45,118
Genting Singapore PLC[1]	80,300,000	40,941
SEGA SAMMY HOLDINGS INC.[1]	3,820,000	37,403
MGM China Holdings Ltd.[1]	31,900,000	37,136
Tata Motors Ltd.[1,3]	8,031,516	36,657
Wynn Macau, Ltd.[1]	28,540,000	32,727
Prada SpA[1]	6,020,000	23,179
Daimler AG1	310,000	22,472
Liberty Global PLC LiLAC, Class C3	329,003	11,265
Liberty Global PLC LiLAC, Class A3	216,675	7,300
Hermès International[1]	47,805	17,404
		15,108,017
Information technology 12.51%
Nintendo Co., Ltd.[1,2]	11,276,600	1,905,089
Baidu, Inc., Class A (ADR)[3]	11,482,074	1,577,752
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	354,917,649	1,416,301
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	123,726
Murata Manufacturing Co., Ltd.[1]	11,092,000	1,440,497
Tencent Holdings Ltd.[1]	69,210,800	1,164,024
ASML Holding NV1	12,657,411	1,109,709
Naver Corp.[1,2]	1,743,921	757,466
Samsung Electronics Co., Ltd.[1]	746,066	717,489
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	38,024
Alibaba Group Holding Ltd. (ADR)[3]	11,614,732	684,921
Infineon Technologies AG1	55,733,948	626,343
ARM Holdings PLC[1]	43,026,700	620,067
Tech Mahindra Ltd.[1,2]	57,606,716	490,370
Alcatel-Lucent[1,3]	102,054,168	375,725
Gemalto NV1,2	4,820,745	312,890
AAC Technologies Holdings Inc.[1]	46,497,500	290,847
TDK Corp.[1]	4,143,000	235,656
MediaTek Inc.[1]	25,483,000	190,170
Hexagon AB, Class B1	5,037,949	154,184
Samsung SDI Co., Ltd.[1]	1,418,520	130,503
Hitachi, Ltd.[1]	22,561,000	114,026
Yandex NV, Class A3	10,227,200	109,738
Halma PLC[1]	7,776,157	85,064
Keyence Corp.[1]	169,500	75,892
Samsung Electro-Mechanics Co., Ltd.[1]	1,106,000	60,300
STMicroelectronics NV1	7,721,335	52,576
Quanta Computer Inc.[1]	23,246,530	40,158
EuroPacific Growth Fund — Page 3 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Mail.Ru Group Ltd. (GDR)[1,3]	2,103,000	$36,665
Delta Electronics, Inc.[1]	5,607,000	26,431
ASM Pacific Technology Ltd.[1]	3,127,300	20,650
		14,983,253
Health care 11.57%
Novo Nordisk A/S, Class B1	97,241,991	5,233,980
Novartis AG1	30,059,832	2,768,954
Bayer AG1	15,040,566	1,922,309
UCB SA1,2	12,642,824	989,523
Roche Holding AG, non-registered shares, non-voting[1]	2,158,000	570,476
Grifols, SA, Class A, non-registered shares[1]	6,343,500	262,392
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	5,627,050	173,899
Grifols, SA, Class B (ADR)	1,770,739	53,830
Sysmex Corp.[1]	9,022,200	477,082
Takeda Pharmaceutical Co. Ltd.[1]	8,256,000	363,900
Fresenius SE & Co. KGaA[1]	3,903,127	261,787
Fresenius Medical Care AG & Co. KGaA[1]	3,322,000	259,039
Sonova Holding AG1	1,540,715	198,684
Merck KGaA[1]	1,545,500	136,824
Dr. Reddy’s Laboratories Ltd.[1]	1,432,619	90,901
AstraZeneca PLC[1]	885,000	56,165
William Demant Holding A/S1,3	392,924	32,713
		13,852,458
Industrials 9.03%
International Consolidated Airlines Group, SA (CDI)[1,2,3]	163,039,440	1,455,005
Airbus Group SE, non-registered shares[1]	22,018,000	1,307,782
Ryanair Holdings PLC (ADR)	13,391,191	1,048,530
VINCI SA1	8,265,800	525,601
Safran SA1	6,931,720	523,019
Toshiba Corp.[1]	178,530,000	450,846
Recruit Holdings Co., Ltd.[1]	14,028,100	421,976
Babcock International Group PLC[1,2]	30,009,478	415,139
Jardine Matheson Holdings Ltd.[1]	8,328,700	393,746
KONE Oyj, Class B1	9,710,727	370,005
Nidec Corp.[1]	5,125,000	353,095
Geberit AG1	1,055,000	323,007
Groupe Eurotunnel SE1	22,740,277	309,728
easyJet PLC[1]	10,727,574	289,112
CK Hutchison Holdings Ltd.[1]	20,691,784	269,465
Randstad Holding NV1	4,241,950	253,125
SMC Corp.[1]	1,149,000	252,359
Wolseley PLC[1]	4,104,904	240,134
ASSA ABLOY AB, Class B1	10,899,000	195,766
Bureau Veritas SA1	8,354,000	176,246
SECOM Co., Ltd.[1]	2,875,000	173,247
Meggitt PLC[1]	22,979,800	165,922
Adecco SA1	2,120,000	155,449
Edenred SA1	8,850,000	144,761
China State Construction International Holdings Ltd.[1]	96,638,000	138,566
Air France-KLM[1,2,3]	18,471,295	128,944
Komatsu Ltd.[1]	6,258,000	92,105
DP World Ltd.[1]	3,935,184	83,799
SGS SA1	38,834	67,896
EuroPacific Growth Fund — Page 4 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Abertis Infraestructuras, SA, Class A1	3,270,015	$51,735
Andritz AG1	455,196	20,538
ALFA, SAB de CV, Class A, ordinary participation certificates	7,500,000	14,627
		10,811,275
Consumer staples 7.66%
Associated British Foods PLC[1,2]	39,935,838	2,023,993
British American Tobacco PLC[1]	25,625,999	1,416,263
Seven & i Holdings Co., Ltd.[1]	16,898,700	774,258
Pernod Ricard SA1	7,516,213	758,956
Alimentation Couche-Tard Inc., Class B	16,281,800	748,755
Nestlé SA1	8,203,799	617,799
Kao Corp.[1]	13,562,800	616,203
SABMiller PLC[1]	8,913,000	505,068
Japan Tobacco Inc.[1]	11,161,000	347,194
Shiseido Co., Ltd.[1]	14,024,700	307,375
Magnit PJSC (GDR)[1]	5,370,000	257,085
Wal-Mart de México, SAB de CV, Series V	65,671,436	161,256
Asahi Group Holdings, Ltd.[1]	3,510,000	114,228
Thai Beverage PCL[1]	217,695,000	105,140
Coca-Cola HBC AG (CDI)[1]	3,562,746	75,545
Reckitt Benckiser Group PLC[1]	787,000	71,437
Hypermarcas SA, ordinary nominative[3]	16,335,000	62,958
Anheuser-Busch InBev NV1	534,630	56,785
President Chain Store Corp.[1]	7,478,000	46,628
ITC Ltd.[1]	7,013,025	35,313
Treasury Wine Estates Ltd.[1]	7,363,000	34,034
Indofood Sukses Makmur Tbk PT1	87,140,000	33,005
		9,169,278
Telecommunication services 4.10%
SoftBank Group Corp.[1]	51,369,600	2,363,536
China Mobile Ltd.[1]	57,943,500	691,561
KDDI Corp.[1]	25,483,900	570,695
BT Group PLC[1]	43,655,000	277,790
Vodafone Group PLC[1]	76,500,000	241,896
Idea Cellular Ltd.[1]	70,377,011	160,638
China Unicom (Hong Kong) Ltd.[1]	97,728,000	124,216
Intouch Holdings PCL, nonvoting depository receipts[1]	35,210,000	70,635
Intouch Holdings PCL[1]	24,460,000	49,069
TeliaSonera AB1	22,175,000	119,596
Reliance Communications Ltd.[1,3]	87,257,324	90,494
China Telecom Corp. Ltd., Class H1	162,800,000	78,883
TDC A/S1	7,810,000	40,302
MTN Group Ltd.[1]	2,699,984	34,760
		4,914,071
Materials 2.81%
Chr. Hansen Holding A/S1,2	8,743,000	489,614
HeidelbergCement AG1	5,460,541	373,904
Syngenta AG1	1,151,500	369,843
Klabin SA, units	46,319,100	255,634
Amcor Ltd.[1]	24,877,381	231,111
Rio Tinto PLC[1]	6,038,000	202,567
LafargeHolcim Ltd.[1]	3,808,770	200,103
EuroPacific Growth Fund — Page 5 of 9

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Grasim Industries Ltd. (GDR)[1]	1,915,953	$106,568
Grasim Industries Ltd.[1]	1,544,513	85,908
Vale SA, ordinary nominative (ADR)	41,806,050	175,585
Fortescue Metals Group Ltd.[1]	119,630,000	153,731
Linde AG1	922,270	149,394
BASF SE1	1,650,500	125,940
First Quantum Minerals Ltd.	27,322,001	100,116
Akzo Nobel NV1	1,091,000	70,927
LG Chem, Ltd.[1]	259,712	63,106
Anhui Conch Cement Co. Ltd., Class H1	20,201,000	59,814
Givaudan SA1	29,332	47,794
ArcelorMittal[1]	5,874,000	30,692
Glencore PLC[1]	17,405,000	24,254
Koninklijke DSM NV1	515,979	23,825
Arkema SA1	316,213	20,520
		3,360,950
Energy 2.59%
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	119,374,204	519,278
Reliance Industries Ltd.[1]	31,901,800	420,107
Tourmaline Oil Corp.[2,3]	12,282,000	285,951
Enbridge Inc. (CAD denominated)	7,157,789	265,769
TOTAL SA1	5,751,882	259,324
BG Group PLC[1]	17,403,500	250,954
Oil Search Ltd.[1]	48,335,452	245,081
Galp Energia, SGPS, SA, Class B1	17,404,586	171,700
Tullow Oil PLC (Ireland)[1,2,3]	59,145,000	151,980
Canadian Natural Resources, Ltd.	6,895,000	134,283
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,262,000	53,342
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	47,390
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	712,000	16,907
Royal Dutch Shell PLC, Class B (ADR)	303,000	14,386
Weatherford International PLC[3]	12,670,000	107,442
Eni SpA[1]	2,843,000	44,733
Repsol, SA, non-registered shares[1]	3,837,647	44,719
BP PLC[1]	7,620,200	38,624
YPF Sociedad Anónima, Class D (ADR)	2,243,726	34,172
		3,106,142
Utilities 2.12%
Cheung Kong Infrastructure Holdings Ltd.[1]	51,481,000	461,776
Power Assets Holdings Ltd.[1]	48,296,500	458,015
Power Grid Corp. of India Ltd.[1]	225,654,116	455,953
Enel SPA[1]	61,150,000	273,426
ENN Energy Holdings Ltd.[1]	53,035,000	255,896
China Resources Gas Group Ltd.[1]	92,722,000	240,847
SSE PLC[1]	6,494,061	147,276
National Grid PLC[1]	7,835,000	109,116
EDP - Energias de Portugal, SA1	29,694,335	108,847
PT Perusahaan Gas Negara (Persero) Tbk[1]	132,095,700	22,955
		2,534,107
EuroPacific Growth Fund — Page 6 of 9

unaudited
Common stocks Miscellaneous 4.69%	Shares	Value (000)
Other common stocks in initial period of acquisition		$5,620,248
Total common stocks (cost: $84,749,973,000)		106,849,812
Bonds, notes & other debt instruments 0.65% U.S. Treasury bonds & notes 0.46% U.S. Treasury 0.46%	Principal amount (000)
U.S. Treasury 0.25% 2015[5]	$155,600	155,619
U.S. Treasury 1.50% 2016	155,000	156,435
U.S. Treasury 1.75% 2016	172,000	173,740
U.S. Treasury 2.125% 2016	58,850	59,342
Total U.S. Treasury bonds & notes		545,136
Corporate bonds & notes 0.19% Materials 0.19%
FMG Resources 9.75% 2022[4]	246,420	230,095
Total corporate bonds, notes & loans		230,095
Total bonds, notes & other debt instruments (cost: $785,692,000)		775,231
Short-term securities 10.00%
ANZ New Zealand (International) Ltd. 0.38% due 1/15/2016[4]	50,000	49,952
AstraZeneca PLC 0.15% due 10/22/2015[4]	50,000	49,996
Bank of Nova Scotia 0.23%–0.39% due 10/19/2015–1/22/2016[4]	167,600	167,490
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.20% due 10/15/2015	20,100	20,099
BASF AG 0.41% due 1/7/2016[4]	50,000	49,962
BNP Paribas Finance Inc. 0.16% due 10/9/2015	30,500	30,499
British Columbia (Province of) 0.19%–0.30% due 12/11/2015–2/24/2016	100,069	99,996
Canada Bill(s) 0.16% due 11/3/2015	50,000	49,994
Canadian Imperial Bank of Commerce 0.22% due 10/23/2015	35,000	35,002
Chariot Funding, LLC 0.32% due 11/18/2015–11/19/2015[4]	60,000	59,978
Coca-Cola Co. 0.33%–0.35% due 1/8/2016–1/25/2016[4]	125,000	124,932
Electricité de France 0.17%–0.19% due 10/13/2015–12/4/2015[4]	157,100	157,060
Export Development Canada 0.19%–0.29% due 10/1/2015–2/4/2016	105,000	104,981
ExxonMobil Corp. 0.14% due 10/22/2015	40,000	39,997
Fannie Mae 0.12%–0.28% due 10/1/2015–3/1/2016	1,526,900	1,526,737
Federal Farm Credit Banks 0.19%–0.28% due 1/13/2016–4/20/2016	277,700	277,547
Federal Home Loan Bank 0.09%–0.36% due 10/1/2015–7/18/2016	4,361,093	4,360,420
Freddie Mac 0.10%–0.26% due 10/1/2015–3/2/2016	2,298,706	2,298,507
General Electric Capital Corp. 0.23% due 11/17/2015	34,500	34,492
Gotham Funding Corp. 0.20% due 10/6/2015[4]	50,800	50,798
Jupiter Securitization Co., LLC 0.32%–0.39% due 11/16/2015–12/10/2015[4]	205,000	204,899
KfW 0.18%–0.20% due 10/20/2015–10/27/2015[4]	140,000	139,994
Mitsubishi UFJ Trust and Banking Corp. 0.21%–0.29% due 11/4/2015–11/19/2015[4]	80,000	79,982
Mizuho Bank, Ltd. 0.29%–0.31% due 10/21/2015–11/17/2015[4]	100,000	99,980
National Australia Bank Ltd. 0.15%–0.28% due 10/14/2015–12/4/2015[4]	175,000	174,977
Nestlé Capital Corp. 0.15%–0.18% due 11/17/2015–11/20/2015[4]	75,000	74,981
Nestlé Finance International Ltd. 0.15% due 11/5/2015	50,000	49,992
Nordea Bank AB 0.25%–0.42% due 10/20/2015–1/21/2016[4]	260,000	259,885
Old Line Funding, LLC 0.27%–0.29% due 10/6/2015–1/25/2016[4]	117,900	117,844
Province of Ontario 0.18% due 12/15/2015	42,880	42,865
Québec (Province of) 0.20% due 12/10/2015[4]	100,000	99,961
Reckitt Benckiser Treasury Services PLC 0.22%–0.32% due 10/5/2015–12/4/2015[4]	80,000	79,985
EuroPacific Growth Fund — Page 7 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 0.28%–0.31% due 10/19/2015–11/18/2015[4]	$170,700	$170,669
Svenska Handelsbanken Inc. 0.29%–0.32% due 11/18/2015–1/5/2016[4]	173,500	173,410
Toronto-Dominion Holdings USA Inc. 0.21%–0.39% due 10/8/2015–1/19/2016[4]	389,500	389,372
Toyota Motor Credit Corp. 0.21%–0.22% due 10/15/2015–11/3/2015	76,900	76,894
U.S. Treasury Bills 0.11%–0.14% due 12/3/2015–1/21/2016	112,900	112,898
Victory Receivables Corp. 0.22% due 10/13/2015[4]	42,700	42,697
Total short-term securities (cost: $11,976,769,000)		11,979,724
Total investment securities 99.87% (cost: $97,512,434,000)		119,604,767
Other assets less liabilities 0.13%		150,043
Net assets 100.00%		$119,754,810
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,656,868,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 9/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	11/25/2015	UBS AG	$13,729	A$19,650	$(21)
British pounds	10/5/2015	JPMorgan Chase	$235,070	£153,467	2,919
British pounds	10/8/2015	UBS AG	$432,625	£275,000	16,637
British pounds	10/8/2015	JPMorgan Chase	$57,878	£37,620	970
British pounds	10/9/2015	Citibank	$415,974	£265,040	15,054
British pounds	10/14/2015	Bank of America, N.A.	$293,748	£188,327	8,876
British pounds	10/14/2015	Barclays Bank PLC	$25,944	£16,633	784
British pounds	10/19/2015	UBS AG	$247,188	£160,279	4,750
Euros	10/8/2015	HSBC Bank	$45,647	€41,021	(195)
Euros	10/9/2015	HSBC Bank	$106,559	€97,238	(2,109)
Euros	11/18/2015	Bank of America, N.A.	$197,457	€174,540	2,274
Euros	12/8/2015	JPMorgan Chase	$123,427	€110,600	(304)
Japanese yen	10/5/2015	Barclays Bank PLC	$350,674	¥42,103,000	(305)
Japanese yen	10/14/2015	Bank of America, N.A.	$135,273	¥16,300,000	(622)
Japanese yen	10/14/2015	Barclays Bank PLC	$133,438	¥16,080,000	(623)
Japanese yen	10/15/2015	Bank of America, N.A.	$28,690	¥3,575,000	(1,115)
Japanese yen	10/16/2015	UBS AG	$51,002	¥6,320,000	(1,690)
Japanese yen	10/19/2015	Bank of America, N.A.	$35,529	¥4,275,000	(115)
Japanese yen	10/19/2015	JPMorgan Chase	$40,727	¥4,900,000	(128)
Japanese yen	10/23/2015	UBS AG	$128,854	¥15,395,500	485
Japanese yen	10/23/2015	JPMorgan Chase	$29,740	¥3,570,000	(27)
Japanese yen	11/10/2015	Bank of America, N.A.	$108,747	¥13,020,000	161
South Korean won	11/6/2015	JPMorgan Chase	$26,505	KRW30,995,115	391
					$46,047

EuroPacific Growth Fund — Page 8 of 9

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $96,143,900,000, which represented 80.28% of the net assets of the fund. This amount includes $96,036,302,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,104,162,000, which represented 2.59% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,266,000, which represented .01% of the net assets of the fund.

Key to abbreviations/ and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-1115O-S49163	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2015